UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: March 31, 2004

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:107

Form 13F Information Table Value Total:$ 535,832,773

          31-Mar-04             TITLE                         VALUE           SHARES/    INVSTMT       VOTING
        Name of Issuer         OF CLASS        CUSIP        (x$1000)          PRN AMT    DSCRETN        AUTH
Abbott Labs                       COM            002824100          385          9,370      SOLE        SOLE
Affymetrix Inc                    COM           00826T108          1704         50,450      SOLE        SOLE
Altria Group Inc                  COM           02209S103           267          4,900      SOLE        SOLE
Alza Corp                         CNV           022615AC2           213          1,650      SOLE        SOLE
American Int'l Group              COM            026874107        21203        297,167      SOLE        SOLE
Amgen Inc                         COM            031162100          832         14,300      SOLE        SOLE
Analog Devices Inc.               COM            032654105        26632        554,724      SOLE        SOLE
BankAmerica Corp                  COM            066050105          544          6,723      SOLE        SOLE
Bank of New York                  COM            064057102          791         25,112      SOLE        SOLE
Beckman Coulter Inc.              COM            075811109        23574        432,235      SOLE        SOLE
Berkshire Hathaway Inc CL A       COM            084670108          560              6      SOLE        SOLE
Berkshire Hathaway Inc CL B       COM            084670207          989            318      SOLE        SOLE
Biogen Inc.                       COM            090597105        34655        623,295      SOLE        SOLE
Boeing Co                         COM            097023105          307          7,470      SOLE        SOLE
B P Amoco PLC                     COM            055622104          517         10,104      SOLE        SOLE
Bristol Myers                     COM            110122108         1051         43,392      SOLE        SOLE
Brown Forman CL B                 COM            115637209        11701        245,518      SOLE        SOLE
Cardinal Health Inc.              COM            141498108         2132         30,938      SOLE        SOLE
Chevron Texaco Corp               COM            166764100          255          2,900      SOLE        SOLE
Chubb Corp                        COM            171232101        21456        308,535      SOLE        SOLE
Chubb Corp Equity UTS             COM            171232507          370         12,800      SOLE        SOLE
Cintas Corp                       COM            172908105          230          5,300      SOLE        SOLE
Cicso Sys Inc                     COM           17275R102           269         11,420      SOLE        SOLE
Citigroup                         COM            172967101         2994         57,910      SOLE        SOLE
Coca Cola Co.                     COM            191216100         1388         27,602      SOLE        SOLE
Coca Cola FEMSA S A DE C          COM            191241108         2925        121,400      SOLE        SOLE
Colgate Palmolive                 COM            194162103         1138         20,650      SOLE        SOLE
Conexant Systems Inc              COM            207142100          487         79,506      SOLE        SOLE
Cray Inc.                         COM            225223106         3983        600,700      SOLE        SOLE
Dionex Corp.                      COM            254546104        16899        320,245      SOLE        SOLE
Disney Walt Co Del                COM            254687106         1171         46,858      SOLE        SOLE
Dow Chemical                      COM            260543103         8497        210,940      SOLE        SOLE
Exxon Mobil Corp                  COM           30231G102          2292         55,106      SOLE        SOLE
Filenet Corp                      COM            316869106        23721        890,090      SOLE        SOLE
Fleetboston Finl Corp             COM            339030108          520         11,591      SOLE        SOLE
Forest Labs Inc                   COM            345838106          997         13,920      SOLE        SOLE
Gannett Inc.                      COM            364730101        12239        138,859      SOLE        SOLE
General Electric                  COM            369604103        13340        437,106      SOLE        SOLE
General Mills Inc.                COM            370334104          499         10,700      SOLE        SOLE
General Motors PFD                COM            370442733          626         24,550      SOLE        SOLE
General Motors PFD                COM            370442741          527         20,100      SOLE        SOLE
Goldman Sachs                     COM           38141G104           494          4,730      SOLE        SOLE
Grainger WW Inc.                  COM            384802104         8055        167,805      SOLE        SOLE
Grey Global Group                 COM           39787M108         18072         26,247      SOLE        SOLE
Grupo Televiso                    COM           40049J206          6741        142,395      SOLE        SOLE
Halliburton Co.                   COM            406216101          249          8,200      SOLE        SOLE
Hartford Finl Svcs                COM            416515104          534          8,380      SOLE        SOLE
Hewlett Packard                   COM            428236103         4802        210,234      SOLE        SOLE
Home Depot                        COM            437076102         3312         88,655      SOLE        SOLE
Incyte Corp                       COM           45337C102           554         66,700      SOLE        SOLE
IBM                               COM            459200101         5962         64,917      SOLE        SOLE
Intel Corp                        COM            458140100         1422         52,273      SOLE        SOLE
Interpublic Group                 COM            460690100          246         16,000      SOLE        SOLE
ITT Educational Services          COM           45068B109          3417        109,513      SOLE        SOLE
Johnson & Johnson                 COM            478160104        35843        706,690      SOLE        SOLE
Kerr McGee Corp.                  COM            492386107         9903        192,299      SOLE        SOLE
Kerr McGee Corp.                 SDCV           492386AP2           886          8,250      SOLE        SOLE
Liberty Media Corp New            COM            530718105          297         27,150      SOLE        SOLE
Lucent Technologies Inc.          COM            549463107           61         14,890      SOLE        SOLE
Matrixone Inc                     COM           57685P304           222         30,582      SOLE        SOLE
Maxygen                           COM            577776107         4421        466,303      SOLE        SOLE
McDonalds Corp                    COM            580135101          499         17,460      SOLE        SOLE
Medco Health                      COM           58405U102           302          8,873      SOLE        SOLE
Merck & Co.                       COM            589331107         5188        117,405      SOLE        SOLE
Merrill Lynch & Co.               COM            590188108         3422         57,450      SOLE        SOLE
Microsoft Corp                    COM            594918104          261         10,457      SOLE        SOLE
Minn Mng & Mfg Co                 COM            604059105          382          4,660      SOLE        SOLE
Mondavi Robert Corp               COM            609200100        12253        323,545      SOLE        SOLE
Morgan J. P.                      COM            616880100        23872        569,065      SOLE        SOLE
Morgan Stanley                    COM            617446448         2267         39,572      SOLE        SOLE
Motorola Inc.                     COM            620076109          623         35,400      SOLE        SOLE
Network Associates                COM            640938106         7406        411,432      SOLE        SOLE
Nortel Networks Corp              COM            656568102          245         41,300      SOLE        SOLE
Pall Corp                         COM            696429307          371         16,333      SOLE        SOLE
Pepsico                           COM            713448108         1663         30,888      SOLE        SOLE
Pfizer Inc                        COM            717081103         1862         53,138      SOLE        SOLE
Proctor & Gamble                  COM            742718109         1264         12,054      SOLE        SOLE
Raytheon Company New              COM            755111507         7581        241,887      SOLE        SOLE
Raytheon PFD $4.12                COM            755111606          428          8,400      SOLE        SOLE
Rockwell Automation Inc.          COM            774347108         2643         76,233      SOLE        SOLE
Rockwell Collins                  COM            774341101         3996        126,407      SOLE        SOLE
Ross Stores Inc                   COM            778296103          802         26,198      SOLE        SOLE
Royal Dutch Pete                  COM            780257705          603         12,664      SOLE        SOLE
Sara Lee Corp.                    COM            803111103          552         25,232      SOLE        SOLE
SBC Communications                COM           78387G103           596         24,297      SOLE        SOLE
SBS Broadcasting S.A.             COM           L8137F102         14644        408,942      SOLE        SOLE
Schering Plough Corp              COM            806605101         4621        284,869      SOLE        SOLE
Schlumberger Limited              COM            806857108         7502        117,496      SOLE        SOLE
Sequenom Inc                      COM            817337108          873        304,260      SOLE        SOLE
Steinway Musical Instr            COM            858495104         6092        190,090      SOLE        SOLE
Stryker Corp.                     COM            863667101         1098         12,400      SOLE        SOLE
Teradyne Inc                      COM            880770102        16136        677,145      SOLE        SOLE
Tiffany & Co.                     COM            886547108        28752        753,262      SOLE        SOLE
Travelelrs PPTY Corp              COM           89420G307          1273         52,050      SOLE        SOLE
Tribune Co New                    COM            896047107        15187        301,092      SOLE        SOLE
Tularik Ink                       COM            899165104         3508        142,875      SOLE        SOLE
Univeal Health Svcs               COM            913903100          322          7,000      SOLE        SOLE
US Bancorp                        COM            902973106         2460         88,961      SOLE        SOLE
Verizon Communictions             COM           92343V104           404         11,055      SOLE        SOLE
Viacom Inc.                       COM            925524308          546         13,916      SOLE        SOLE
Vodaphone                         COM           92857W100           269         11,250      SOLE        SOLE
Wachovia Corp                     COM            929903102          788         16,756      SOLE        SOLE
Wiley John & Sons Inc             COM            968223206          215          7,200      SOLE        SOLE
Williams Sonoma Inc               COM            969904101          638         18,650      SOLE        SOLE
Wrigley Wm Jr Co                  COM            982526105          219          3,700      SOLE        SOLE
Wyeth Labs                        COM            983024100          609         16,220      SOLE        SOLE
Zimmer Hldgs Inc                  COM           98956P102           223          3,020      SOLE        SOLE